Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Prepaid expenses	380,869	565,710	82,279
Staff advances	6,735	10,730	1,561
Interest receivables	17,644	12,037	1,751
Tax recoverables	376,642	421,654	61,327
Deposits	30,669	39,971	5,814
Prepayment for share repurchase plan	42,710	—	—
Loan to third parties	60,805	58,909	8,567
Other receivables	17,676	48,729	7,086

	933,750	1,157,740	168,385

Prepaid expenses mainly represented the unamortized portion of prepayments made to Microsoft for the cloud computing services, and the prepayments to telecommunication operators for bandwidth, data centers or cabinets.